Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	$ 25,236	$ 24,001	$ 25,551
ECL	(1,090)	209	719
Operating expenses	(16,419)	(17,533)	(17,087)
Share of profit in associates and joint ventures	1,449	1,390	1,656
Profit before tax	9,176	8,067	10,839
Operating segments
Disclosure of operating segments [line items]
Revenue	25,690	23,577	24,734
ECL	(1,090)	174	675
Operating expenses	(15,376)	(15,447)	(15,520)
Share of profit in associates and joint ventures	1,449	1,377	1,649
Profit before tax	10,673	9,681	11,538
Significant items
Disclosure of operating segments [line items]
Revenue	(454)	(287)	(252)
ECL	0	0	0
Operating expenses	(1,043)	(1,576)	(818)
Share of profit in associates and joint ventures	0	0	0
Profit before tax	(1,497)	(1,863)	(1,070)
Currency translation
Disclosure of operating segments [line items]
Revenue		711	1,069
ECL		35	44
Operating expenses		(510)	(749)
Share of profit in associates and joint ventures		13	7
Profit before tax		$ 249	$ 371